CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reversal of other non-cash movements:
Exchange rate adjustments	$ (900)	$ 0	$ 1,800
Share-based payments	1,900	2,000	1,900
Other adjustments	(100)	0	0
Total	900	2,000	3,700
Change in bunkers, receivables and payables:
Change in bunkers	5,100	(6,200)	(1,600)
Change in receivables	(2,500)	(10,400)	(12,400)
Change in prepayments	(700)	1,500	(1,400)
Change in trade payables and other liabilities	22,800	11,700	(1,600)
Other changes	(800)	(2,200)	(2,900)
Adjusted for fair value changes of derivative financial instruments	(12,000)	(7,100)	6,900
Total	$ 11,858	$ (12,668)	$ (12,996)